Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

July 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:                          Protective Life Insurance Company

Protective Variable Life Separate Account

Protective Premiere II/III

Filing Pursuant to Rule 497(j) for

File No. 333-52215; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus Supplement, Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Premiere II/III”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus Supplement, Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25  for Protective Variable Life Separate Account as filed with the Commission on June 26, 2015  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy